CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 49,908	$ 7,539
Currency translation adjustment	(1,463)	3,208
Other comprehensive income/(loss)	(1,463)	3,208
Comprehensive income	$ 48,445	$ 10,747